Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Non-Current Liabilities [Abstract]
Other Non-Current Liabilities

29 Other non-current liabilities

Other non-current liabilities are summarized as follows:

	$000,000	$000,000
	2010	2011
Accrued pension costs	70	67
Asset retirement obligations	12	7
Income tax payable non-current	—	11
Amounts payable under pension plans	—	10
Liabilities related to EDA contracts	11	—
Other	14	17

	107	112